Dear Shareholder:

During the six-month period ended December 31, 2001, Centennial Money Market Trust produced an annualized yield of 2.60% and an annualized yield including the effects of compounding of 2.63%. The Trust's seven-day and compounded seven-day yields on December 31, 2001, were 1.56% and 1.57%, respectively./1/

The U.S. officially entered a recession in March 2001, ending an unprecedented run of ten years of economic growth. With the events of September 11, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the first half of our reporting period. The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making 11 successive rate cuts in 2001, bringing the benchmark interest rate down from 6.5% to 1.75%, its lowest level in almost 40 years. The continued reduction of interest rates has had a profound effect on the yields the Trust is able to generate.

Faced with an extremely challenging investment environment, Centennial Money Market Trust continues to perform in-depth reviews of the companies in which we invest in order to help insure that they are of the highest credit quality. As a result, we have generally avoided taking positions in such industries as airlines, travel, hotels and energy traders.

With current yields at a 40-year low, the Trust has been investing in longer maturity instruments to capture their higher yields. As a result, as of December 31, 2001, the Trust was near a weighted average maturity of 60 days. We have sought investments in commercial paper, asset-backed commercial paper, agency discount notes, certificates of deposit, medium-term notes, and floating-rate

    1. Compounded yields assume reinvestment in dividends. The Trust's investment strategy, allocations, and focus can change over time.

notes. In particular, we have been buying large quantities of U.S. government agencies because they have been issuing in the longer term and their yield has been within a point or two of corporate issues. Because we have not been successful in finding many longer maturity floating-rate products that reset at 90 or 180 days, compared with shorter-term floating-rate paper, we significantly reduced our floating-rate holdings.

The current investment outlook for the Trust is based on the expectation of lower yields resulting from the Fed cuts. Given that money market funds generally invest in short-term securities than other fixed-income funds, most money market funds will feel the impact of further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to seek to invest in high-quality names and to strive to maximize shareholder returns. And we will seek out investment strategies, which are designed to help insure the liquidity and safety that we seek to provide you.

Sincerely,

/s/ James C. Swain
James C. Swain
Chairman
Centennial Money Market Trust
January 23, 2002

/s/ John V. Murphy
John V. Murphy
President
Centennial Money Market Trust
January 23, 2002

Statement of Investments December 31, 2001 (Unaudited)

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------
Bankers' Acceptances--1.3%
Household Bank FSB:
 2.26%, 1/28/02..................................... $ 90,000,000 $ 90,000,000
LaSalle Bank NA:
 2.15%, 1/29/02.....................................   40,000,000   40,000,000
Toronto Dominion Bank:
 2.04%, 2/19/02.....................................   20,000,000   19,944,467
U.S. Bank NA, MN:
 2.25%, 1/24/02.....................................   94,000,000   94,000,000
Wells Fargo Bank NA:
 2.10%, 1/30/02.....................................   50,000,000   50,000,000
                                                                  ------------
Total Bankers' Acceptances (Cost $293,944,467)......               293,944,467
                                                                  ------------
Certificates of Deposit--12.9%
Domestic Certificates of Deposit--1.5%
Chase Manhattan Bank USA NA:
 1.85%, 3/4/02......................................   94,000,000   94,000,000
 2.10%, 2/4/02......................................   49,000,000   49,000,000
Citibank NA:
 2.11%, 2/1/02......................................   70,000,000   70,000,000
 2.17%, 1/30/02.....................................   39,000,000   39,004,343
National Bank of Commerce, Tennessee:
 1.94%, 2/15/02.....................................   80,000,000   80,000,000
                                                                  ------------
                                                                   332,004,343
                                                                  ------------
Yankee Certificates of Deposit--11.4%
Abbey National Treasury Services (gtd. by Abbey
 National plc):
 2.34%, 1/14/02.....................................  100,000,000  100,000,000
 2.41%, 4/2/02......................................   10,000,000   10,004,441
 2.48%, 1/3/02......................................   76,000,000   76,000,378
ABN AMRO Bank NV:
 3.445%, 2/13/02....................................   75,000,000   75,000,440
Bank of Scotland:
 2.10%, 2/4/02-2/5/02...............................  150,000,000  150,000,000
 2.50%, 1/31/02.....................................   50,000,000   50,000,000
Bank of Scotland Treasury:
 3.49%, 2/6/02......................................   19,000,000   18,933,690

Centennial Money Market Trust

                                                        Principal      Value
                                                          Amount     See Note 1
                                                       ------------ ------------
Yankee Certificates of Deposit (Continued)
BNP Paribas, Chicago:
 2.33%, 1/18/02....................................... $ 82,000,000 $ 82,000,000
 2.40%, 1/10/02.......................................   63,000,000   63,000,000
Danske Bank, New York:
 2.26%, 1/25/02.......................................  100,000,000  100,005,635
 2.34%, 1/17/02.......................................   50,000,000   50,000,000
Deutsche Bank:
 2.15%, 2/4/02-2/6/02.................................  150,000,000  150,000,000
Dresdner Bank AG:
 1.89%, 6/5/02........................................   50,000,000   50,002,133
 2.25%, 1/23/02.......................................  150,000,000  150,000,000
Lloyds TSB Bank plc, New York:
 1.89%, 6/10/02.......................................   25,000,000   25,000,000
 1.90%, 2/13/02-2/14/02...............................   77,500,000   77,500,000
 2.22%, 2/11/02.......................................  100,000,000  100,014,629
 3.60%, 1/25/02.......................................   55,000,000   55,000,991
Merita Bank plc, New York:
 2.11%, 2/4/02........................................   50,000,000   50,000,470
 2.26%, 1/24/02.......................................   20,000,000   20,000,000
National Westminster Bank plc, New York:
 2.51%, 1/4/02........................................   70,000,000   70,000,058
 3.415%, 2/22/02......................................   19,680,000   19,680,000
Rabobank Nederland NV:
 3.38%, 2/25/02.......................................   70,000,000   69,638,528
 3.50%, 1/28/02.......................................   65,469,000   65,297,260
Rabobank Nederland NV, New York:
 2.03%, 5/28/02.......................................   38,000,000   37,989,253
 2.13%, 5/29/02.......................................   45,000,000   45,000,000
 3.40%, 2/22/02.......................................  100,000,000  100,000,000
 3.73%, 1/11/02.......................................   50,000,000   50,002,056
Royal Bank of Canada, New York Branch:
 2.34%, 1/15/02-1/17/02...............................  239,000,000  239,000,000
Royal Bank of Scotland, New York:
 1.89%, 6/4/02........................................   62,000,000   62,000,000
 2%, 5/17/02..........................................  100,000,000  100,000,000
 3.41%, 2/22/02.......................................   14,644,000   14,644,000

Centennial Money Market Trust

                                                    Principal   Value See Note
                                                      Amount          1
                                                   ------------ --------------
Yankee Certificates of Deposit (Continued)
Societe Generale:
 2.11%, 2/6/02.................................... $100,000,000 $  100,000,994
Toronto Dominion Bank, New York:
 3.61%, 1/31/02...................................   85,000,000     85,000,570
UBS AG Stamford CT:
 1.905%, 3/15/02..................................   50,000,000     50,000,504
 2.09%, 5/24/02...................................   50,000,000     50,000,983
                                                                --------------
                                                                 2,610,717,013
                                                                --------------
Total Certificates of Deposit (Cost
 $2,942,721,356)..................................               2,942,721,356
                                                                --------------
Direct Bank Obligations--6.5%
Bank of Scotland Treasury:
 1.74%, 3/14/02...................................  100,000,000     99,652,000
 1.80%, 3/13/02...................................   40,000,000     39,858,000
Barclays Bank plc, New York:
 1.75%, 3/12/02...................................   55,000,000     54,996,332
Lloyds TSB Bank plc:
 1.98%, 5/13/02...................................  100,000,000     99,274,000
 2.16%, 1/25/02...................................   50,000,000     49,928,000
Nationwide Building Society:
 1.88%, 3/7/02....................................   57,000,000     56,810,128
 1.89%, 2/14/02...................................   96,000,000     95,778,240
 2.04%, 2/7/02....................................   67,000,000     66,859,524
 2.23%, 2/11/02...................................   89,650,000     89,422,314
 3.48%, 2/6/02....................................   50,000,000     49,826,000
Nordea North America, Inc. (gtd. by Merita Bank
 plc):
 2.01%, 2/26/02...................................   15,000,000     14,953,100
 2.15%, 1/23/02...................................  100,000,000     99,868,611
 2.20%, 4/15/02...................................   48,000,000     47,694,933
 2.28%, 4/17/02...................................  138,000,000    137,094,230
 3.51%, 2/7/02....................................   50,000,000     49,819,625
Royal Bank of Canada, New York Branch:
 2.15%, 1/31/02...................................  150,000,000    150,000,000
UBS Finance (Delaware) LLC:
 1.86%, 6/5/02....................................  140,000,000    138,878,833

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Direct Bank Obligations (Continued)
Wells Fargo Bank NA:
 2.48%, 1/9/02-1/10/02............................ $150,000,000 $  150,000,000
                                                                --------------
Total Direct Bank Obligations (Cost
 $1,490,713,870)..................................               1,490,713,870
                                                                --------------
Letters of Credit--6.5%
Abbey National plc, guaranteeing commercial paper
 of Abbey National North America:
 3.41%, 2/8/02....................................   78,500,000     78,217,444
Bank of America, guaranteeing commercial paper of
 Formosa Plastics Corp. U.S.A.:
 1.76%, 3/12/02...................................   16,300,000     16,244,218
 1.82%, 3/20/02...................................   15,000,000     14,940,850
 1.90%, 3/6/02....................................   30,000,000     29,898,667
Barclays Bank plc, guaranteeing commercial paper
 of Barclays US Funding Corp.:
 1.83%, 2/28/02...................................  135,000,000    134,601,975
 2.155%, 1/28/02..................................  100,000,000     99,838,375
Barclays Bank plc, guaranteeing commercial paper
 of Petrobras International Finance Co.:
 1.97%, 1/7/02....................................   27,000,000     26,991,135
 2%, 1/3/02-1/17/02...............................   93,000,000     92,953,833
Barclays Bank plc, guaranteeing commercial paper
 of Primer Banco del Istmo SA:
 3.37%, 2/26/02...................................   20,000,000     19,895,156
Canadian Imperial Bank of Commerce, guaranteeing
 Canadian Imperial Holdings, Inc.:
 1.82%, 3/25/02-3/27/02...........................  200,000,000    199,145,611
Chase Manhattan Bank, guaranteeing commercial
 paper of NATC California LLC:
 2.17%, 1/28/02...................................   60,000,000     59,902,350
Danske Bank AS, guaranteeing commercial paper of
 Danske Corp., Series A:
 2.02%, 5/16/02...................................   18,000,000     17,863,650
 2.33%, 1/9/02....................................   15,176,000     15,168,142
 2.39%, 1/4/02-1/7/02.............................  100,000,000     99,970,125
Danske Bank AS, guaranteeing commercial paper of
 Danske Corp., Series B:
 2.325%, 1/15/02..................................   50,000,000     49,954,792
Danske Bank AS, guaranteeing commercial paper of
 Danske Corp., Series C:
 2.16%, 1/29/02...................................  100,000,000     99,832,000

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Letters of Credit (Continued)
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 1.75%, 3/14/02...................................  $ 16,000,000 $   15,944,000
 1.88%, 2/7/02....................................    35,000,000     34,932,372
 2.26%, 1/14/02...................................     5,000,000      4,995,919
 2.30%, 2/11/02...................................   174,800,000    174,342,121
Toronto Dominion Bank, guaranteeing commercial
 paper of Toronto Dominion Holdings, Inc.:
 1.755%, 3/11/02..................................    45,000,000     44,848,631
 1.795%, 3/20/02..................................    85,000,000     84,669,421
 1.80%, 3/18/02...................................    75,000,000     74,715,000
                                                                 --------------
Total Letters of Credit (Cost $1,489,865,787).....                1,489,865,787
                                                                 --------------
Short-Term Notes--61.9%
Aerospace/Defense--1.8%
BAE Systems Holdings, Inc.:
 2.12%, 1/29/02(/1/)..............................    20,000,000     19,967,022
 2.15%, 1/28/02(/1/)..............................    35,000,000     34,943,562
 2.18%, 2/1/02(/1/)...............................    35,000,000     34,934,297
 2.25%, 1/22/02(/1/)..............................    50,000,000     49,934,375
 2.39%, 1/9/02-1/14/02(/1/).......................    91,000,000     90,938,059
General Dynamics Corp.:
 1.78%, 3/15/02(/1/)..............................    29,000,000     28,895,326
 1.90%, 3/11/02(/1/)..............................    40,000,000     39,854,333
 2%, 3/5/02-3/8/02(/1/)...........................    74,000,000     73,734,667
 2.04%, 1/14/02(/1/)..............................    15,500,000     15,488,582
 2.08%, 3/7/02(/1/)...............................    21,000,000     20,921,133
                                                                 --------------
                                                                    409,611,356
                                                                 --------------
Asset-Backed--25.3%
AriesOne Metafolio Corp.:
 2.03%, 1/7/02(/1/)...............................    85,000,000     84,971,125
 2.05%, 1/8/02(/1/)...............................   100,000,000     99,960,139
Asset Portfolio Funding:
 1.76%, 3/11/02(/1/)..............................    20,090,000     20,022,230
 1.85%, 6/6/02(/1/)...............................    49,181,000     48,786,732
 2.29%, 1/23/02(/1/)..............................    53,064,000     52,989,740
 2.42%, 1/7/02(/1/)...............................    92,000,000     91,962,893

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
BILLS Securitisation Ltd.:
 1.87%, 6/7/02....................................... $ 98,000,000 $ 97,200,783
 2.07%, 2/27/02......................................   90,000,000   89,705,025
 2.16%, 4/22/02......................................   74,000,000   73,507,160
Breeds Hill Capital Co. LLC, Series A:
 1.86%, 3/13/02-3/15/02(/1/).........................   93,405,000   93,057,484
 2.40%, 1/9/02(/1/)..................................   50,000,000   49,973,333
Charta Corp.:
 1.94%, 2/28/02(/1/).................................   50,000,000   49,843,722
 2.03%, 2/21/02(/1/).................................   77,500,000   77,277,123
 2.08%, 2/20/02(/1/).................................   30,000,000   29,913,333
 2.23%, 1/24/02(/1/).................................   48,000,000   47,931,613
 2.35%, 1/14/02(/1/).................................   25,000,000   24,978,785
 2.38%, 1/8/02(/1/)..................................   42,000,000   41,980,563
 2.40%, 1/7/02(/1/)..................................   40,000,000   39,984,000
Corporate Receivables Corp.:
 1.93%, 2/13/02-2/14/02(/1/).........................  150,000,000  149,648,847
 2.04%, 2/20/02(/1/).................................   65,000,000   64,815,833
 2.27%, 1/22/02(/1/).................................   25,000,000   24,966,896
 2.39%, 1/14/02(/1/).................................   75,000,000   74,935,271
Crown Point Capital Co.:
 1.80%, 3/8/02(/1/)..................................  205,000,000  204,325,700
 1.85%, 3/12/02(/1/).................................   25,000,000   24,910,069
 2.15%, 2/5/02(/1/)..................................   11,527,000   11,502,905
 2.28%, 4/18/02(/1/).................................   64,499,000   64,062,343
 2.30%, 1/18/02(/1/).................................   16,500,000   16,482,079
 3.62%, 1/16/02(/1/).................................   50,000,000   49,945,417
CXC, Inc.:
 2.03%, 2/21/02(/1/).................................   27,000,000   26,922,352
 2.18%, 2/7/02(/1/)..................................   28,000,000   27,937,264
Delaware Funding Corp.:
 1.75%, 3/28/02(/1/).................................   73,282,000   72,969,782
Edison Asset Securitization LLC:
 1.76%, 3/14/02(/1/).................................  100,000,000   99,648,000
 1.82%, 3/11/02-3/13/02(/1/).........................  145,042,000  144,531,844

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Asset-Backed (Continued)
Galaxy Funding, Inc.:
 1.78%, 3/20/02(/1/)................................. $ 50,000,000 $ 49,807,167
 1.86%, 4/3/02(/1/)..................................   30,000,000   29,857,400
 2.05%, 5/16/02(/1/).................................  182,500,000  181,097,031
 2.07%, 2/22/02(/1/).................................   40,000,000   39,880,400
 2.21%, 2/8/02(/1/)..................................   40,000,000   39,906,689
 2.35%, 1/18/02(/1/).................................   14,000,000   13,984,464
 3.42%, 1/24/02-1/25/02(/1/).........................   90,000,000   89,797,175
GOVCO, Inc.:
 2.02%, 2/21/02-2/25/02(/1/).........................   49,250,000   49,103,542
 2.04%, 2/19/02(/1/).................................  217,000,000  216,398,824
 2.33%, 1/18/02(/1/).................................   50,000,000   49,944,986
 2.35%, 1/7/02(/1/)..................................   23,000,000   22,990,992
Greyhawk Funding LLC:
 1.95%, 2/15/02(/1/).................................   95,000,000   94,768,437
 2.34%, 1/10/02-1/18/02(/1/).........................  279,000,000  278,767,365
 2.48%, 1/11/02(/1/).................................   65,000,000   64,955,222
Halogen Capital Co. LLC, Series A:
 1.94%, 2/8/02(/1/)..................................   25,000,000   24,948,806
 2.53%, 1/14/02-1/16/02(/1/).........................   77,319,000   77,243,020
Lexington Parker Capital Co. LLC:
 1.94%, 6/3/02(/1/)..................................   88,000,000   87,274,440
 2.10%, 2/15/02(/1/).................................   35,000,000   34,908,125
 2.35%, 1/22/02(/1/).................................  128,000,000  127,824,137
 3.32%, 3/1/02(/1/)..................................   50,000,000   49,727,944
 3.49%, 1/25/02(/1/).................................  125,331,000  125,039,397
New Center Asset Trust:
 2.05%, 2/25/02......................................   45,000,000   44,859,063
 2.38%, 1/31/02......................................   15,000,000   14,970,250
 2.48%, 1/7/02.......................................   35,000,000   34,985,533
Park Avenue Receivables:
 2.05%, 2/7/02-2/8/02(/1/)...........................   90,000,000   89,807,528
Perry Global Funding LLC, Series A:
 1.83%, 3/21/02(/1/).................................   79,386,000   79,065,479
 1.93%, 3/8/02(/1/)..................................  100,000,000   99,646,167
 2%, 3/7/02(/1/).....................................   49,000,000   48,823,056
 2.12%, 2/27/02(/1/).................................  120,000,000  119,597,200

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------
Asset-Backed (Continued)
Scaldis Capital LLC:
 1.85%, 6/7/02(/1/)................................ $  7,640,000 $    7,578,360
 1.88%, 3/5/02-5/31/02(/1/)........................   49,457,000     49,162,529
 2.02%, 4/19/02(/1/)...............................   58,499,000     58,144,496
 2.07%, 5/14/02(/1/)...............................   30,291,000     30,059,350
 2.09%, 2/5/02(/1/)................................   50,000,000     49,898,403
 2.10%, 2/25/02(/1/)...............................   35,842,000     35,727,007
 2.125%, 5/17/02(/1/)..............................   54,264,000     53,827,978
 2.36%, 1/14/02(/1/)...............................   20,000,000     19,982,956
 2.37%, 1/15/02(/1/)...............................   90,000,000     89,917,439
 2.40%, 1/8/02(/1/)................................   55,630,000     55,604,039
Sheffield Receivables Corp.:
 1.83%, 3/18/02(/1/)...............................   84,760,000     84,432,544
 2.02%, 1/24/02(/1/)...............................   40,000,000     39,948,378
 2.12%, 1/4/02(/1/)................................  106,000,000    105,981,273
 2.31%, 2/6/02(/1/)................................   30,380,000     30,309,822
 2.41%, 1/8/02(/1/)................................   40,000,000     39,981,256
Variable Funding Capital Corp.:
 2.60%, 1/18/02(/1/)...............................   48,577,000     48,517,358
Victory Receivables Corp.:
 1.83%, 3/11/02(/1/)...............................   31,130,000     31,020,812
 1.88%, 1/10/02(/1/)...............................   39,500,000     39,481,435
 2.05%, 1/7/02(/1/)................................   19,278,000     19,271,413
 2.11%, 2/6/02(/1/)................................   28,134,000     28,074,637
 2.12%, 2/21/02(/1/)...............................   61,000,000     60,816,797
 2.125%, 1/11/02(/1/)..............................   87,909,000     87,857,109
 2.37%, 1/25/02(/1/)...............................   17,000,000     16,973,140
 2.42%, 1/14/02(/1/)...............................    8,000,000      7,993,009
VVR Funding LLC:
 1.84%, 3/7/02(/1/)................................   30,000,000     29,900,333
 1.88%, 2/15/02(/1/)...............................   44,580,000     44,475,237
 1.94%, 3/4/02(/1/)................................   84,675,000     84,392,091
 2.32%, 1/28/02(/1/)...............................   75,577,000     75,445,496
                                                                 --------------
                                                                  5,776,404,921
                                                                 --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Banks--0.7%
J.P. Morgan Chase & Co.:
 2.30%, 1/15/02...................................... $ 48,000,000 $ 47,957,067
Wells Fargo & Co.:
 2.10%, 1/30/02......................................  100,000,000   99,830,833
                                                                   ------------
                                                                    147,787,900
                                                                   ------------
Beverages--1.8%
Coca Cola Enterprises, Inc.:
 2.32%, 1/17/02(/1/).................................   50,000,000   49,948,444
 2.33%, 1/18/02(/1/).................................   15,500,000   15,482,946
Diageo Capital plc:
 2.06%, 4/23/02(/1/).................................   75,000,000   74,519,333
 2.155%, 1/30/02(/1/)................................   71,000,000   70,876,831
 2.30%, 2/6/02-2/11/02(/1/)..........................  149,400,000  149,033,380
 2.605%, 1/24/02(/1/)................................   50,000,000   49,916,785
                                                                   ------------
                                                                    409,777,719
                                                                   ------------
Broker-Dealers--3.2%
Banc of America Securities LLC:
 2.075%, 1/2/02(/2/).................................   20,000,000   20,000,000
Goldman Sachs Group LP, Promissory Note:
 1.99%, 6/14/02(/3/).................................   91,000,000   91,000,000
 2%, 5/23/02.........................................   59,000,000   59,000,000
 2.03%, 5/10/02(/3/).................................   63,100,000   63,100,000
 3.46%, 3/4/02(/3/)..................................  100,000,000  100,000,000
 3.54%, 3/6/02(/3/)..................................  100,000,000  100,000,000
Merrill Lynch & Co., Inc.:
 1.90%, 1/4/02.......................................   73,250,000   73,238,402
Salomon Smith Barney Holdings, Inc.:
 2%, 1/3/02..........................................  235,000,000  234,973,375
                                                                   ------------
                                                                    741,311,777
                                                                   ------------
Commercial Finance--2.5%
Countrywide Home Loans:
 2.15%, 1/4/02.......................................   60,000,000   59,989,250
Countrywide Home Loans, Series J:
 2.151%, 6/7/02(/2/).................................   60,000,000   59,992,318

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Commercial Finance (Continued)
Private Export Fund Corp.:
 1.99%, 5/9/02(/1/).................................. $ 25,000,000 $ 24,823,111
 2.09%, 5/28/02(/1/).................................   13,000,000   12,889,056
Tyco Capital Corp.:
 1.89%, 2/4/02.......................................   48,000,000   47,914,320
 2%, 2/27/02.........................................   53,000,000   52,832,167
 2.05%, 2/1/02-2/25/02...............................  170,000,000  169,535,903
 2.11%, 1/30/02......................................   50,000,000   49,915,014
 3.39%, 2/8/02.......................................  100,000,000   99,642,167
                                                                   ------------
                                                                    577,533,306
                                                                   ------------
Consumer Finance--0.8%
American General Finance Corp.:
 1.75%, 3/13/02......................................  115,000,000  114,603,090
 2.12%, 1/31/02-2/1/02...............................   62,000,000   61,888,994
                                                                   ------------
                                                                    176,492,084
                                                                   ------------
Diversified Financial--2.4%
General Electric Capital Services:
 1.84%, 5/8/02.......................................   50,000,000   49,675,444
 2%, 5/6/02..........................................   13,500,000   13,406,250
 2.01%, 5/2/02.......................................   15,000,000   14,898,663
 2.32%, 2/7/02.......................................   98,000,000   97,766,324
Household Finance Corp.:
 2.32%, 1/18/02......................................   20,000,000   19,978,089
 2.34%, 1/15/02......................................   24,500,000   24,477,705
 3.48%, 1/30/02......................................   75,000,000   74,789,750
National Rural Utilities Cooperative Finance Corp.:
 2.03%, 1/15/02......................................   34,000,000   33,973,159
Prudential Funding LLC:
 2.08%, 5/6/02.......................................   50,000,000   49,638,889
 2.29%, 3/1/02.......................................   30,000,000   29,887,408
 2.32%, 1/18/02......................................   50,000,000   49,945,222
 2.33%, 1/16/02......................................   90,000,000   89,912,833
                                                                   ------------
                                                                    548,349,736
                                                                   ------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Diversified Media--0.4%
McGraw-Hill Cos., Inc.:
 1.74%, 4/8/02....................................... $ 45,000,000 $ 44,789,025
 1.82%, 4/12/02-4/17/02..............................   47,000,000   46,754,957
 1.83%, 4/15/02......................................   10,000,000    9,947,133
                                                                   ------------
                                                                    101,491,115
                                                                   ------------
Food--1.9%
Nestle Capital Corp.:
 1.795%, 3/21/02-3/25/02(/1/)........................  164,000,000  163,334,055
 1.97%, 1/23/02(/1/).................................   20,000,000   19,975,922
 2.08%, 5/29/02-5/30/02(/1/).........................  247,200,000  245,077,661
                                                                   ------------
                                                                    428,387,638
                                                                   ------------
Gas Utilities--0.7%
Centrica plc:
 2.04%, 2/22/02-5/15/02(/1/).........................   56,750,000   56,434,083
 2.10%, 5/20/02(/1/).................................   50,000,000   49,594,583
 2.32%, 1/18/02(/1/).................................   46,000,000   45,949,604
                                                                   ------------
                                                                    151,978,270
                                                                   ------------
Healthcare/Drugs--3.7%
American Home Products:
 2%, 2/13/02(/1/)....................................  183,500,000  183,040,318
 2.05%, 2/12/02(/1/).................................   97,000,000   96,762,525
 2.15%, 2/14/02(/1/).................................   47,100,000   46,976,232
 2.18%, 2/22/02(/1/).................................   50,000,000   49,842,556
 2.33%, 1/24/02(/1/).................................   50,000,000   49,925,569
Aventis SA:
 1.75%, 3/7/02(/1/)..................................   16,000,000   15,949,444
 1.90%, 3/4/02(/1/)..................................   15,000,000   14,950,917
 1.91%, 3/1/02(/1/)..................................   40,000,000   39,874,789
Glaxo Wellcome plc:
 2%, 2/22/02(/1/)....................................   45,000,000   44,870,000
 2.32%, 1/16/02(/1/).................................  119,200,000  119,084,669
 2.38%, 1/11/02(/1/).................................  168,000,000  167,888,933
Merck & Co., Inc.:
 1.83%, 3/1/02.......................................   15,000,000   14,955,013
                                                                   ------------
                                                                    844,120,965
                                                                   ------------

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------
Insurance--7.7%
Allstate Life Insurance Co.:
 2.08%, 1/1/02(/2/)................................. $ 50,000,000 $ 50,000,000
American General Annuity Insurance Co.:
 2.144%, 1/1/02(/2/)................................   50,000,000   50,000,000
Cooperative Assn. of Tractor Dealers, Inc., Series
 A:
 1.95%, 5/8/02......................................   28,200,000   28,006,008
 2.05%, 5/3/02......................................    8,000,000    7,944,422
 2.13%, 5/15/02.....................................   10,100,000   10,019,924
 2.22%, 1/23/02.....................................   26,150,000   26,114,523
Cooperative Assn. of Tractor Dealers, Inc., Series
 B:
 2.09%, 4/30/02.....................................   33,000,000   32,776,644
 2.20%, 1/4/02......................................   34,000,000   33,993,767
GE Financial Assurance Holdings, Inc.:
 2.13%, 2/5/02(/1/).................................   40,000,000   39,917,167
General Electric Capital Assurance Co.:
 2.13%, 2/1/02(/2/)(/3/)............................   75,000,000   75,000,000
ING America Insurance Holdings, Inc.:
 1.75%, 3/6/02......................................   11,782,000   11,745,345
 1.80%, 3/13/02.....................................   25,000,000   24,911,250
 1.81%, 3/7/02......................................   20,000,000   19,934,639
 1.82%, 3/14/02-3/20/02.............................  114,000,000  113,568,154
 2.01%, 3/12/02.....................................   25,000,000   24,902,292
 2.07%, 5/16/02.....................................   50,000,000   49,611,875
 2.08%, 2/8/02......................................   65,000,000   64,857,289
 2.19%, 2/7/02......................................   31,000,000   30,931,519
 2.225%, 2/27/02....................................   40,000,000   39,859,677
 2.29%, 2/14/02.....................................   44,000,000   43,883,889
Jackson National Life Insurance Co.:
 2.08%, 3/1/02(/2/).................................   70,000,000   70,000,000
 2.15%, 8/1/02(/2/).................................   48,000,000   48,000,000
Marsh U.S.A., Inc.:
 1.87%, 3/8/02(/1/).................................   50,000,000   49,828,583
 2.16%, 1/24/02(/1/)................................   50,000,000   49,931,000
 2.33%, 1/9/02(/1/).................................   97,000,000   96,949,776
Metropolitan Life Insurance Co.:
 2.154%, 1/2/02(/2/)................................  100,000,000  100,000,000
 2.194%, 1/2/02(/2/)................................  123,500,000  123,500,000

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------
Insurance (Continued)
Pacific Life Insurance Co.:
 2.168%, 1/2/02(/2/)(/3/)......................... $ 71,000,000 $   71,000,000
Protective Life Insurance Co.:
 2.23%, 1/1/02(/2/)...............................   30,000,000     30,000,000
Prudential Insurance Co. of America:
 2.59%, 1/2/02(/2/)...............................  165,000,000    165,000,000
Travelers Insurance Co.:
 2.08%, 9/13/02(/2/)(/3/).........................   23,000,000     23,000,000
 2.09%, 11/29/02(/2/)(/3/)........................   50,000,000     50,000,000
 2.10%, 9/13/02-10/4/02(/2/)(/3/).................   65,000,000     65,000,000
United of Omaha Life Insurance Co.:
 2.244%, 1/1/02(/2/)..............................   50,000,000     50,000,000
                                                                --------------
                                                                 1,770,187,743
                                                                --------------
Metals/Mining--1.9%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc &
 Rio Tinto Ltd.):
 1.80%, 3/21/02(/1/)..............................   50,000,000     49,802,500
 2.03%, 2/25/02(/1/)..............................   38,820,000     38,699,604
 2.05%, 1/14/02(/1/)..............................   22,068,000     22,051,664
 2.07%, 2/27/02(/1/)..............................   45,000,000     44,852,513
Rio Tinto Ltd. (gtd. by Rio Tinto plc & Rio Tinto
 Ltd.):
 1.75%, 3/13/02(/1/)..............................   31,405,000     31,296,609
 1.76%, 3/18/02(/1/)..............................   28,133,000     28,028,470
 1.80%, 3/19/02(/1/)..............................   40,185,000     40,030,288
 2.26%, 1/22/02(/1/)..............................   50,000,000     49,934,083
 2.35%, 1/14/02(/1/)..............................   22,139,000     22,120,213
 2.38%, 1/9/02(/1/)...............................   30,264,000     30,247,994
 2.40%, 1/10/02(/1/)..............................   21,000,000     20,987,400
 2.47%, 1/11/02(/1/)..............................   50,000,000     49,965,694
                                                                --------------
                                                                   428,017,032
                                                                --------------
Nondurable Household Goods--0.4%
Gillette Co.:
 1.79%, 6/10/02(/1/)..............................   37,000,000     36,705,644
 1.82%, 4/2/02(/1/)...............................   35,000,000     34,838,981
 3.31%, 3/6/02(/1/)...............................   30,000,000     29,823,467
                                                                --------------
                                                                   101,368,092
                                                                --------------

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------
Oil: International--3.2%
BP America, Inc.:
 1.795%, 3/20/02..................................... $150,000,000 $149,416,625
 1.80%, 2/25/02-3/22/02..............................   96,985,000   96,655,791
 2.10%, 1/2/02.......................................  175,000,000  174,989,792
BP Amoco Capital plc:
 2.24%, 4/3/02.......................................    8,400,000    8,351,915
Chevron UK Investment plc (gtd. by Chevron Corp.):
 1.88%, 2/6/02(/1/)..................................   20,000,000   19,962,400
 2.38%, 1/14/02......................................   10,000,000    9,991,406
Koch Industries, Inc.:
 1.86%, 1/7/02-1/9/02(/1/)...........................  100,000,000   99,963,833
 1.87%, 1/15/02(/1/).................................   50,000,000   49,963,639
Texaco, Inc.:
 1.91%, 2/7/02.......................................   85,000,000   84,784,775
 1.92%, 2/7/02.......................................   33,600,000   33,533,696
                                                                   ------------
                                                                    727,613,872
                                                                   ------------
Special Purpose Financial--2.9%
Independence Funding LLC:
 1.78%, 3/22/02(/1/).................................  100,000,000   99,604,444
 1.83%, 2/21/02(/1/).................................   49,382,000   49,253,977
Intrepid Funding Master Trust, Series 1999A:
 1.95%, 2/15/02(/4/).................................   14,577,000   14,541,469
 2.41%, 1/9/02(/4/)..................................   49,969,000   49,942,239
K2 (USA) LLC:
 2%, 7/31/02(/1/)....................................   24,000,000   23,718,667
 2.05%, 6/17/02(/1/).................................   14,500,000   14,362,109
 2.06%, 5/1/02-5/22/02(/1/)..........................   87,849,000   87,197,978
 2.08%, 4/22/02(/1/).................................    8,890,000    8,832,985
 2.10%, 5/9/02-5/20/02(/1/)..........................   35,690,000   35,412,606
 2.18%, 5/28/02(/1/).................................   23,000,000   22,795,262
MONET Trust, Series 2000-1:
 1.97%, 6/28/02(/2/)(/3/)............................   85,000,000   85,000,000
REVS Ltd., Series 2000-1:
 2.29%, 4/1/02(/2/)(/4/).............................  110,000,000  110,013,334
Sigma Finance, Inc.:
 3.35%, 3/7/02(/1/)..................................   66,000,000   65,600,792
                                                                   ------------
                                                                    666,275,862
                                                                   ------------

Centennial Money Market Trust

                                                    Principal        Value
                                                      Amount      See Note 1
                                                   ------------ ---------------
Telecommunications: Long Distance--0.6%
Cingular Wireless LLC:
 2.48%, 1/10/02(/1/).............................. $ 13,000,000 $    12,991,940
SBC Communications, Inc.:
 1.88%, 2/13/02-2/14/02(/1/)......................   90,000,000      89,795,289
 2.04%, 5/6/02(/1/)...............................   13,000,000      12,907,917
 2.05%, 5/3/02(/1/)...............................   20,000,000      19,861,056
                                                                ---------------
                                                                    135,556,202
                                                                ---------------
Total Short-Term Notes (Cost $14,142,265,590).....               14,142,265,590
                                                                ---------------
U.S. Government Agencies--9.3%
Federal Farm Credit Bank:
 2.05%, 5/1/02....................................   34,400,000      34,407,740
 3.52%, 2/1/02....................................   60,925,000      60,925,685
 6.625%, 2/1/02...................................   24,300,000      24,351,544
 6.875%, 5/1/02...................................   42,250,000      42,890,784
Federal Home Loan Bank:
 1.95%, 4/26/02...................................   25,999,000      25,837,048
 2.20%, 9/30/02...................................   50,000,000      49,168,889
 4.25%, 5/3/02....................................   31,500,000      31,711,564
 5.125%, 2/26/02..................................   61,250,000      61,348,402
 6.75%, 2/15/02-5/1/02............................  262,295,000     264,542,253
Federal Home Loan Mortgage Corp.:
 1.95%, 4/25/02...................................  125,000,000     124,228,125
 2.015%, 1/2/02...................................  150,000,000     149,991,597
 2.27%, 1/17/02-2/28/02...........................  173,000,000     172,385,018
 5.50%, 5/15/02...................................  208,621,000     211,113,598
Federal National Mortgage Assn.:
 1.94%, 5/2/02....................................  150,000,000     149,021,917
 1.95%, 4/5/02....................................   25,000,000      24,872,708
 1.96%, 4/25/02...................................  130,000,000     129,193,133
 2.02%, 1/31/02...................................   50,000,000      49,916,667
 2.29%, 1/3/02....................................   89,510,000      89,498,612
 2.68%, 3/14/02...................................   49,500,000      49,234,680
 5.375%, 3/15/02..................................   32,328,000      32,451,372
 6.375%, 1/16/02..................................   50,000,000      50,082,385
 6.54%, 2/1/02....................................   25,000,000      25,050,879
 6.59%, 5/21/02...................................   19,000,000      19,330,892
 6.70%, 5/6/02....................................   15,200,000      15,431,134

Centennial Money Market Trust

                                                   Principal        Value
                                                    Amount       See Note 1
                                                  -----------  ---------------
U.S. Government Agencies (Continued)
FNMA Master Credit Facility:
 2%, 3/1/02...................................... $82,500,000  $    82,229,583
 2.03%, 1/2/02...................................  43,000,000       42,997,575
 2.08%, 3/1/02...................................  49,719,000       49,549,514
 2.42%, 4/1/02...................................  35,152,000       34,939,331
 3.39%, 3/1/02...................................  30,000,000       29,833,325
                                                               ---------------
Total U.S. Government Agencies (Cost
 $2,126,535,954).................................                2,126,535,954
                                                               ---------------
Total Investments, at Value (Cost
 $22,486,047,024)................................        98.4%  22,486,047,024
                                                               ---------------
Other Assets Net of Liabilities..................         1.6      375,043,343
                                                  -----------  ---------------
Net Assets.......................................       100.0% $22,861,090,367
                                                  ===========  ===============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.
1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,166,046,753, or 40.1% of the Trust's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable rate security.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $174,497,042 or 0.76% of the Trust's net assets as of December 31, 2001.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 2001 (Unaudited)

Centennial Money Market Trust

ASSETS
Investments, at value (cost $22,486,047,024)--see
 accompanying statement......................................  $22,486,047,024
Cash.........................................................      423,923,059
Receivables and other assets:
 Shares of beneficial interest sold..........................      137,913,486
 Interest....................................................       36,840,297
 Other.......................................................          444,020
                                                               ---------------
  Total assets...............................................   23,085,167,886
                                                               ---------------
LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed......................      219,315,388
 Shareholder reports.........................................        2,247,171
 Service plan fees...........................................        1,495,433
 Dividends...................................................          109,108
 Transfer and shareholder servicing agent fees...............            6,105
 Registration and filing fees................................            5,905
 Trustees' compensation......................................            4,710
 Other.......................................................          893,699
                                                               ---------------
  Total liabilities..........................................      224,077,519
                                                               ---------------
NET ASSETS...................................................  $22,861,090,367
                                                               ===============
COMPOSITION OF NET ASSETS
Paid-in capital..............................................  $22,861,188,950
Undistributed (overdistributed) net investment income........       (2,878,464)
Accumulated net realized gain (loss) on investment
 transactions................................................        2,779,881
                                                               ---------------
NET ASSETS--applicable to 22,861,721,665 shares of beneficial interest outstanding........................................  $22,861,090,367
                                                               ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE.......................................................            $1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 2001 (Unaudited)

Centennial Money Market Trust

INVESTMENT INCOME
Interest.......................................................... $381,971,649
                                                                   ------------
EXPENSES
Management fees...................................................   38,800,216
Service plan fees.................................................   23,270,981
Transfer and shareholder servicing agent fees.....................   13,801,408
Shareholder reports...............................................    1,248,139
Custodian fees and expenses.......................................      334,854
Trustees' compensation............................................       38,995
Registration and filing fees......................................      625,587
Other.............................................................    3,513,696
                                                                   ------------
  Total expenses..................................................   81,633,876
Less reduction to custodian expenses..............................     (120,823)
                                                                   ------------
NET EXPENSES......................................................   81,513,053
                                                                   ------------
NET INVESTMENT INCOME.............................................  300,458,596
                                                                   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS...........................    2,002,988
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $302,461,584
                                                                   ============

Statements of Changes in Net Assets

                                               Six Months
                                             Ended December
                                                31, 2001        Year Ended
                                               (Unaudited)     June 30, 2001
                                             ---------------  ---------------
OPERATIONS
Net investment income (loss)................ $   300,458,596  $ 1,112,686,413
Net realized gain (loss)....................       2,002,988          696,751
                                             ---------------  ---------------
Net increase (decrease) in net assets
 resulting from operations..................     302,461,584    1,113,383,164
                                             ---------------  ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO
 SHAREHOLDERS...............................    (303,337,060)  (1,112,686,413)
                                             ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions...............................     651,600,894    3,475,869,627
                                             ---------------  ---------------
NET ASSETS
Total increase (decrease)...................     650,725,418    3,476,566,378
Beginning of period.........................  22,210,364,949   18,733,798,571
                                             ---------------  ---------------
End of period [including undistributed
 (overdistributed) net investment income of
 $(2,878,464) for the period ended December
 31, 2001].................................. $22,861,090,367  $22,210,364,949
                                             ===============  ===============

See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

                          Six Months Ended           Year Ended June 30,
                          December 31, 2001 -----------------------------------------------
                             (Unaudited)     2001     2000     1999     1998          1997
                          ----------------- -------  -------  -------  -------       ------
PER SHARE OPERATING DATA
Net asset value,
 beginning of period....         $1.00        $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......           .01          .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders...........          (.01)        (.06)    (.05)    (.05)    (.05)        (.05)
                               -------      -------  -------  -------  -------       ------
Net asset value, end of
 period.................         $1.00        $1.00    $1.00    $1.00    $1.00        $1.00
                               =======      =======  =======  =======  =======       ======
TOTAL RETURN(/1/).......          1.32%        5.51%    5.36%    4.75%    5.16%        4.97%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...       $22,861      $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)..............       $23,128      $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income...          2.58%        5.34%    5.20%    4.63%    5.04%        4.86%
Expenses................          0.70%        0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses...............           N/A          N/A      N/A      N/A     0.66%        0.67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended December 31,
                                       2001                     Year Ended June 30, 2001
                         ---------------------------------  ---------------------------------
                             Shares            Amount           Shares            Amount
                         ---------------  ----------------  ---------------  ----------------
Sold....................  26,679,568,237  $ 26,679,568,237   56,834,272,372  $ 56,834,272,372
Dividends and/or
 distributions
 reinvested.............     318,782,568       318,782,568    1,119,562,805     1,119,562,805
Redeemed................ (26,346,749,911)  (26,346,749,911) (54,477,965,550)  (54,477,965,550)
                         ---------------  ----------------  ---------------  ----------------
Net increase
 (decrease).............     651,600,894  $    651,600,894    3,475,869,627  $  3,475,869,627
                         ===============  ================  ===============  ================

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the six months ended December 31, 2001, was an annualized rate of 0.33%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the six months ended December 31, 2001, the Trust paid $626 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

4. Illiquid Securities

As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2001 was $723,100,000, which represents 3.16% of the Trust's net assets.

Centennial Money Market Trust

                Officers and Trustees
                James C. Swain, Trustee, CEO and Chairman of the Board John V. Murphy, President
                William L. Armstrong, Trustee
                Robert G. Avis, Trustee
                George C. Bowen, Trustee
                Edward L. Cameron, Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Richard F. Grabish, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                F. William Marshall, Jr., Trustee
                Barry Weiss, Vice President
                Carol E. Wolf, Vice President
                Robert G. Zack, Vice President and Secretary
                Brian W. Wixted, Treasurer
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer
                Katherine P. Feld, Assistant Secretary
                Kathleen T. Ives, Assistant Secretary
                Denis R. Molleur, Assistant Secretary

                Investment Advisor and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

                For more complete information about Centennial Money Market Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money.

RS0150.001.1201                                [LOGO] Printed on recycled paper

                            2001 Semiannual Report



                            Centennial
                            Money Market
                            Trust

                            December 31, 2001